NATURE OF OPERATIONS (Details Textual) - USD ($)	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 29, 2018	Apr. 21, 2016	Feb. 26, 2015	Feb. 13, 2015	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Jun. 12, 2018	Nov. 06, 2017
Working Capital Surplus (Deficit)					$ (116,551)		$ (116,551)		$ (6,711,941)	$ (3,415,670)
Comprehensive Income (Loss), Net of Tax					$ (3,983,105)	$ (3,615,361)	$ (4,743,803)	$ (5,855,877)	$ (14,625,790)	$ (8,069,402)
Common Stock, Shares Authorized				200,000,000	500,000,000		500,000,000		250,000,000	150,000,000	500,000,000	250,000,000
Retained Earnings (Accumulated Deficit)					$ (40,526,427)		$ (40,526,427)		$ (35,776,340)	$ (21,076,464)
Stockholders' Equity, Reverse Stock Split				the Company implemented a 1-for-0.831105 reverse stock split of the common stock, which had previously been approved on September 24, 2014.
Subsequent Event [Member]
Stockholders' Equity, Reverse Stock Split	the Company effected a reverse stock split and thereafter Bionik's common stock began trading on the OTCQB market on a one-for-one hundred and fifty (1:150) split adjusted basis.
Interactive Motion Technologies, Inc. [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		157,667
Share Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues			333,334
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			100.00%